Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2025
Segment Reporting
Schedule of Segment Reporting Information
	For the years ended December 31,
	2025	2024	2023
SFD®-related revenue	$16,351,286	$644,294	$2,145,716
Expenses:
Aircraft lease costs	-	91,237	364,013
Aircraft operations	2,831,343	1,524,743	876,804
Survey projects	2,926,798	405,788	1,008,309
SFD®-related costs, net	5,758,141	2,021,768	2,249,126
Salaries, benefits and consulting charges	1,636,261	1,791,482	1,512,150
Board and professional fees, public company costs	899,523	899,797	753,468
Premises and administrative overhead	779,575	782,218	822,019
Business development	311,086	303,546	91,235
Stock-based compensation	702,880	268,735	241,271
Total general and administrative expenses	4,329,325	4,045,778	3,420,143
Amortization	1,920,733	1,887,013	1,759,473
Interest expense, net	516,775	750,611	160,262
Foreign exchange (gain) loss	(32,923)	574,106	(8,028)
Loss (gain) on fair value remeasurement	5,418,502	296,534	-
Purchase of SFD® technology & other expenses	260,917	146,279	15,852
Segment net loss before income taxes	(1,820,184)	(9,077,795)	(5,451,112)
Income tax expense	496,965	-	-
Consolidated net loss	(2,317,149)	(9,077,795)	(5,451,112)